Employee Benefits (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee
Employee Benefits
Wages and salaries	€ 23,441,000	€ 16,838,000	€ 13,251,000
Social security costs	2,661,000	2,124,000	1,710,000
Pension costs - defined contribution plans	1,315,000	1,142,000	1,037,000
Equity-settled share based payments	2,869,000	6,216,000	7,838,000
Total employee benefits expense	€ 30,286,000	€ 26,320,000	€ 23,836,000
Average number of employees for the period | employee	163	163	156
Research and Development | employee	103.5	140.7	113.8
General and Administrative | employee	26.7	40.9	36.6
Total number of employees at December 31 (converted to FTE) | employee	130.2	181.6	150.4
WBSO subsidies received for wages and salaries	€ 792,000	€ 695,000	€ 1,379,000
Netherlands
Employee Benefits
Total number of employees at December 31 (converted to FTE) | employee	112.4	149.6